Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENT [Abstract]
Fair Value of Financial Instruments

		Fair value measurement (in thousands) at reporting date using
Items	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$322,052	$—	$322,052	$—
Short-term investments	233,491	—	233,491	—
Foreign exchange forward contracts	3,040	—	3,040	—

Total	$558,583	$—	$558,583	$—

		Fair value measurement (in thousands) at reporting date using
Items	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$469,703	$—	$469,703	$—
Restricted time deposits	354,739	—	354,739	—
Short-term investments	174,515	—	174,515	—

Total	$998,957	$—	$998,957	$—

Assets Measured at Fair Value on a Nonrecurring Basis

		Fair value measurements at reporting date using
Items	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Intangible assets, net	$12,335	$—	$—	$12,335	$448
Goodwill	26,502	—	—	26,502	—

	$38,837	$—	$—	$38,837	$448

		Fair value measurements at reporting date using
Items	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Intangible assets, net	$25,139	$—	$—	$25,139	$19,947
Goodwill	111,082	—	—	111,082	31,445

	$136,221	$—	$—	$136,221	$51,392